Short-Term Government Securities Fund Investment Objectives and Goals - Short-Term Government Securities Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Short-Term Government Securities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Short-Term Government Securities Fund seeks a high level of current income from investments in a portfolio of securities backed by the full faith and credit of the U.S. Government.